SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended
Sep. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property and Equipment, depreciation method	Declining balance method
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and Equipment, rate of depreciation	30.00%
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and Equipment, rate of depreciation	20.00%